Long-term Debt (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Carrying Value and Fair Value of Long-term Debt by Type

Carrying value and fair value of long-term debt by type were as follows:

	December 31, 2016		December 31, 2015
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value

Senior debt	$13,787	$14,340	$17,128	$17,371
Junior subordinated debt	172	158	172	245
Total	$13,959	$14,498	$17,300	$17,616

Schedule of Weighted Average Interest Rates on Long-term Debt by Type

Weighted average effective interest rates on long-term debt by type were as follows:

	Years Ended December 31,			At December 31,
	2016	2015	2014	2016	2015

Senior debt	5.60%	6.56%	6.84%	5.80%	5.32%
Junior subordinated debt	12.26	12.26	12.26	12.26	12.26
Total	5.67	6.65	6.93	5.88	5.39

Schedule of Principal Maturities of Long-term Debt by Type of Debt

Principal maturities of long-term debt (excluding projected repayments on securitizations and revolving conduit facilities by period) by type of debt at December 31, 2016 were as follows:

	Senior Debt
(dollars in millions)	Securitizations	Medium Term Notes	Junior Subordinated Debt	Total

Interest rates (a)	2.04% - 6.94%	5.25% - 8.25%	6.00%

First quarter 2017	$-	$-	$-	$-
Second quarter 2017	-	-	-	-
Third quarter 2017	-	257	-	257
Fourth quarter 2017	-	1,030	-	1,030
2017	-	1,287	-	1,287
2018	-	-	-	-
2019	-	1,396	-	1,396
2020	-	1,299	-	1,299
2021	-	1,450	-	1,450
2022-2067	-	300	350	650
Securitizations (b)	8,259	-	-	8,259
Total principal maturities	$8,259	$5,732	$350	$14,341

Total carrying amount	$8,240	$5,547	$172	$13,959
Debt issuance costs (c)	$(20)	$(15)	$-	$(35)

(a)	The interest rates shown are the range of contractual rates in effect at December 31, 2016.

(b)	Securitizations and borrowings under revolving conduit facilities are not included in above maturities by period due to their variable monthly repayments. At December 31, 2016, there were no amounts drawn under our revolving conduit facilities. See Note 13 for further information on our long-term debt associated with securitizations and revolving conduit facilities.

(c)	Debt issuance costs are reported as a direct deduction from long-term debt, with the exception of debt issuance costs associated with our revolving conduit facilities, which totaled $14 million at December 31, 2016 and are reported in other assets.